Liabilities Arising from Financing Activities - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
January 1	$ 20,096,814	$ 9,251,650	$ 13,294,400
Cash flows	(7,177,563)	15,821,270	(4,593,464)
Interest expense	692,894	2,015,096	550,714
Additions/ (Reduction)	(8,777,937)	(6,991,202)
December 31	4,834,208	20,096,814	9,251,650
Bank borrowings [Member]
January 1	3,845,863	4,767,829	5,474,700
Cash flows	(3,946,971)	(1,076,946)	(886,737)
Interest expense	101,108	154,980	179,866
Additions/ (Reduction)
December 31		3,845,863	4,767,829
Lease liabilities [Member]
January 1	2,390,304	4,483,821	7,819,700
Cash flows	(3,230,592)	(3,693,784)	(3,706,727)
Interest expense	268,999	211,258	370,848
Additions/ (Reduction)	5,405,497	1,389,009
December 31	4,834,208	2,390,304	4,483,821
Convertible promissory notes [Member]
January 1	13,860,647
Cash flows		20,592,000
Interest expense	322,787	1,648,858
Additions/ (Reduction)	(14,183,434)	(8,380,211)
December 31		$ 13,860,647